Note 8 - Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
		Weighted Average
	Number of	Exercise
	Warrants	Price/Share
Warrants granted as at December 31, 2023	2,738,473	USD 1.41(1)
Warrants granted	538,460	USD 0.40
Warrants forfeited	(84,559)	USD 2.75
Warrants granted as at June 30, 2024 (3)	3,192,374	USD 1.20 (2)
Warrants exercisable as at June 30, 2024	2,258,206	USD 1.02 (2)
		Weighted Average
	Number of	Exercise
	warrants	Price/Share
Warrants granted as at December 31, 2022	2,743,093	USD 1.50 (1)
Warrants exercised	(340,679)	USD 1.56
Warrants granted	10,000	USD 1.94
Warrants forfeited	(25,478)	USD 3.05
Warrants granted as at June 30, 2023 (3)	2,386,936	USD 1.51 (2)
Warrants exercisable as at June 30, 2023	1,823,807	USD 1.02 (2)

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Six Months Ended June 30,
	2024	2023
Expected term (in years)	5.0 –7.0	5.0 –7.0
Risk-free interest rate	4.71% –4.72%	3.97% –4.13%
Expected volatility	85%	85%
Share price	$0.42	1.211 -1.5353